Derivative Financial Instruments (Protection Sold Through Credit Derivatives) (Detail) - Protection sold - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Credit Derivatives [Line Items]
1 year or less	¥ 483,565	¥ 817,845
1-5 years	2,018,962	3,787,877
Over 5 years	366,814	588,961
Total	2,869,341	5,194,683
(Asset)/liability	(19,559)	(28,356)
Single name credit default swaps:
Credit Derivatives [Line Items]
1 year or less	424,689	780,486
1-5 years	1,113,816	2,535,528
Over 5 years	348,533	577,973
Total	1,887,038	3,893,987
(Asset)/liability	(9,678)	(16,640)
Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
1 year or less	321,667	616,504
1-5 years	925,277	2,222,393
Over 5 years	327,235	529,796
Total	1,574,179	3,368,693
(Asset)/liability	(13,488)	(30,117)
Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	103,022	163,982
1-5 years	188,539	313,135
Over 5 years	21,298	48,177
Total	312,859	525,294
(Asset)/liability	3,810	13,477
Index and basket credit default swaps :
Credit Derivatives [Line Items]
1 year or less	58,876	37,359
1-5 years	905,146	1,252,349
Over 5 years	18,281	10,988
Total	982,303	1,300,696
(Asset)/liability	(9,881)	(11,716)
Index and basket credit default swaps : | Investment grade
Credit Derivatives [Line Items]
1 year or less	56,000	0
1-5 years	905,146	217,259
Over 5 years	18,281	1,596
Total	979,427	218,855
(Asset)/liability	(9,869)	(1,266)
Index and basket credit default swaps : | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	0	37,359
1-5 years	0	599,638
Over 5 years	0	6,200
Total	0	643,197
(Asset)/liability	0	(7,121)
Index and basket credit default swaps : | Not rated
Credit Derivatives [Line Items]
1 year or less	2,876	0
1-5 years	0	435,452
Over 5 years	0	3,192
Total	2,876	438,644
(Asset)/liability	¥ (12)	¥ (3,329)